Financial Risk Management	6 Months Ended
Jun. 30, 2020
Financial Risk Management [Abstract]
Financial Risk Management
6	Financial risk management

(a)	Financial risk factors
The Group’s activities expose it to a variety of financial risks: market risk (including foreign exchange risk, price risk and interest rate risk), credit risk and liquidity risk.
The Interim Financial Information does not include all financial risk management information and disclosures required in the annual financial statements, and should be read in conjunction with the 2019 Financial Statements.
There were no changes in any material risk management policies during the six months ended June 30, 2020.

(b)	Capital risk management
The Group’s objectives on managing capital are to safeguard the Group’s ability to continue as a going concern and support the sustainable growth of the Group in order to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to enhance shareholders’ value in the long term.
Capital refers to equity and external debts (including borrowings and notes payable). In order to maintain or adjust the capital structure, the Group may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt.
As of December 31, 2019 and June 30, 2020, the directors of the Company considers the risk of the Group’s capital structure is remote as the Group has a net cash position without any material external interest-bearing debts.

(c)	Fair value estimation
The table below analyses the Group’s financial instruments carried at fair value as of June 30, 2020 by level of the inputs to valuation techniques used to measure fair value. Such inputs are categorized into three levels within a fair value hierarchy as follows:

•	Quoted prices (unadjusted) in active markets for identical assets or liabilities (level 1);

•	Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (level 2); and

•	Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (level 3).
As of December 31, 2019 and June 30, 2020, the Group’s financial instruments carried at fair values comprised financial assets at fair value through other comprehensive income (Note 14(a)), short-term investments and other investments (Note 14(b)) stated in the consolidated balance sheets were measured at level 1, level 2 and level 3 fair value hierarchy. The Group’s contingent consideration of RMB112 million and RMB56 million included in other payables and other liabilities (Note 20) as of December 31, 2019 and June 30, 2020, respectively were measured at level 3 fair value hierarchy.
The fair value of financial instruments traded in active markets is determined with reference to quoted market prices at the end of the reporting period. A market is regarded as active if quoted prices are readily and regularly available from an exchange, dealer, broker, industry group, pricing service, or regulatory agency, and those prices represent actual and regularly occurring market transactions on an arm’s length basis. These instruments are included in level 1.
The fair value of financial instruments that are not traded in an active market is determined by using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity specific estimates. If all significant inputs required for evaluating the fair value of a financial instrument are observable, the instrument is included in level 2. If one or more of the significant inputs are not based on observable market data, the instrument is included in level 3. The Group has a team of personnel who performs valuation on these level 3 instruments for financial reporting purposes. The team adopts various valuation techniques to determine the fair value of the Group’s level 3 instruments. External valuation experts may also be involved and consulted when it is necessary.
The components of the level 3 instruments mainly include investments in non-public companies classified as other investment, short-term investments and contingent consideration payables. As these instruments are not traded in an active market, their fair values have been determined using various applicable valuation techniques, including discounted cash flows approach and comparable transactions approach, etc. Major assumptions used in the valuation include historical financial results, assumptions about future growth rates, estimates of weighted average cost of capital (WACC), recent market transactions, discount for lack of marketability and other exposure etc. The fair value of these instruments determined by the Group requires significant judgement, including: (i) investments in unlisted companies and projects and short-term investments: financial performance of the investee companies, market value of comparable companies, projected cash flows as well as discount rate, etc.; and (ii) contingent consideration payables: estimated performance matrix based on historical performance and discount rate.
During the six months ended June 30, 2019 and 2020, there was no transfer between level 1 and 2 for recurring fair value measurements. Movement of the financial assets at fair value that using level 3 measurements, solely represented other investments, have been presented in Note 14(b).
Movement of the financial liabilities at fair value using level 3 measurements, which solely represented contingent consideration resulted from business combination is analyzed as below:

	Six months ended June 30,
	2019	2020
	RMB’million	RMB’million
At beginning of the period	63	112
Fair value change	6	4
Paid	—	(60)

At end of the period	69	56